Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,649,390
Previously Paid Amount	0.00
Total Fee Amount	2,713.58
Total Offset Amount	0.00
Net Fee	2,713.58
Narrative - Max Aggregate Offering Price	$ 19,649,390
Final Prospectus	true